Equity - Schedule of Capital Increase and Equity Increase (Details) R$ in Thousands	12 Months Ended
Jun. 30, 2026 BRL (R$) shares
Schedule of Capital Increase and Equity Increase [Abstract]
Unrestricted shares (in Shares) | shares	4,402,404
Unrestricted shares	R$ 97,569
Restricted shares (in Shares) | shares	812,981
Restricted shares	R$ 18,018
Shares issued in the initial exchange ratio / Capital increase (in Shares) | shares	5,215,385
Shares issued in the initial exchange ratio / Capital increase	R$ 115,587
Unrestricted shares (final exchange ratio) / Capital increase (in Shares) | shares	4,044,654
Unrestricted shares (final exchange ratio) / Capital increase	R$ 82,021
Share issue premium	(33,566)
Return of shares – Acquisition of Agrifirma	35,798
Additional paid in capital	R$ 2,232